Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Information

The following tables set forth certain information (in thousands) regarding each of the Company’s segments:

	Three Months Ended March 31,
	2017	2016
Revenues by segment:
U.S.	$46,540	$51,761
Asia	66,732	64,352
Mexico	46,931	25,540
EMEA	31,399	34,457

Total revenues	$191,602	$176,110

Revenues by geographic location (1):
U.S.	$46,540	$51,761
China	66,732	64,352
Mexico	46,931	25,540
Turkey	31,399	34,457

Total revenues	$191,602	$176,110

Income (loss) from operations:
U.S. (2)	$(10,111)	$(661)
Asia	14,704	15,542
Mexico	1,947	967
EMEA	3,174	(7,659)

Total income from operations	$9,714	$8,189

	March 31, 2017	December 31, 2016
Property, plant and equipment, net:
U.S.	$17,450	$16,740
Asia (China)	27,462	26,341
Mexico	35,634	24,842
EMEA (Turkey)	22,940	23,243

Total property, plant and equipment, net	$103,486	$91,166

(1)	Revenues are attributable to countries based on the location where the product is manufactured or the services are performed.
(2)	The losses from operations in the U.S. segment includes corporate general and administrative costs of $8.3 million and $4.7 million for the three months ended March 31, 2017 and 2016, respectively.

The following tables set forth certain information regarding each of the Company’s segments for the years ended December 31 (in thousands):

	2016	2015	2014
Net sales by segment:
U.S.	$190,092	$149,614	$145,691
Asia	301,893	206,779	79,325
Mexico	129,756	97,912	28,725
EMEA	133,136	131,547	67,006

Total net sales	$754,877	$585,852	$320,747

Net sales by geographic location (1):
United States	$190,092	$149,614	$145,691
China	301,893	206,779	79,325
Mexico	129,756	97,912	28,725
Turkey	133,136	131,547	67,006

Total net sales	$754,877	$585,852	$320,747

Depreciation and amortization:
U.S.	$3,336	$3,477	$3,342
Asia	4,534	4,181	1,899
Mexico	2,328	1,533	517
EMEA	2,699	2,225	1,683

Total depreciation and amortization	$12,897	$11,416	$7,441

Capital expenditures:
U.S.	$4,056	$5,379	$808
Asia	3,287	15,632	8,903
Mexico	5,565	2,897	4,424
EMEA	17,599	2,453	4,789

Total capital expenditures	$30,507	$26,361	$18,924

Income (loss) from operations:
U.S.	$(25,099)	$(13,405)	$(1,199)
Asia	64,393	34,998	14,771
Mexico	9,546	7,531	(6,567)
EMEA	(5,727)	(1,505)	(1,528)

Total income from operations	$43,113	$27,619	$5,477

Tangible long-lived assets:
U.S.	$16,740	$13,805
Asia (China)	26,341	29,957
Mexico	24,842	12,600
EMEA (Turkey)	23,243	11,370

Total tangible long-lived assets	$91,166	$67,732

Total assets:
U.S.	$115,213	$116,893
Asia	172,315	92,804
Mexico	68,231	48,002
EMEA	81,447	72,221

Total assets	$437,206	$329,920

(1)	Net sales are attributable to countries based on the location where the product is manufactured or the services are performed. In 2015, the total assets of the parent company of Asia were included in the U.S. segment’s total assets, whereas in 2016, their total assets are included in the Asia segment’s total assets.